Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2026
Basis of Presentation [Abstract]
Schedule of Effect of the Adjustment of Prior Period Information on Consolidated Financial Statements
	As reported in the financial statements ended June 30, 2025	As adjusted in the financial statements ended June 30, 2026
	6 months ended June 30,	6 months ended June 30,
USD’000	2025 (unaudited)	2025 (unaudited)

Non-operating expenses	(1,487)	(1,517)
Loss before income tax expense	(19,998)	(20,028)
Net loss	(20,000)	(20,030)
Comprehensive loss	(19,892)	(19,922)

Condensed Consolidated Statements of Changes in Shareholders’ Equity

	As reported in the financial statements ended June 30, 2025 (unaudited)			As adjusted in the financial statements ended June 30, 2026 (unaudited)
USD’000	Additional paid-in capital	Accumulated deficit	Total equity (deficit)	Additional paid-in capital	Accumulated deficit	Total equity (deficit)
As of December 31, 2024	117,944	(41,913)	77,864	116,568	(41,913)	76,488
Share Purchase Agreements (Anson SPA and L1 SPA)	18,325	-	18,426	18,122	-	18,223
Warrant exercises (Anson Warrants and L1 Warrants)	7,330	-	7,374	7,292	-	7,337
ATM	27,048	-	27,123	26,749	-	26,824
Investment in Wecan Group	1,944	-	1,949	1,922	-	1,927
Comprehensive income / (loss)		(20,000)		-	(20,030)	(19,922)
As of June 30, 2025	177,863	(61,913)	118,129	175,925	(61,943)	116,162

Condensed Consolidated Statements of Cash Flows

	As reported in the financial statements ended June 30, 2025	As adjusted in the financial statements ended June 30, 2026
	6 months ended June 30,	6 months ended June 30,
USD’000	2025 (unaudited)	2025 (unaudited)
Cash Flows from operating activities:
Net income / (loss)	(20,000)	(20,030)
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability	(174)	(144)